Condensed Balance Sheets, Parent Company Only (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Assets:
Cash and due from banks	¥ 1,884,531	¥ 3,399,459	¥ 2,732,912	¥ 2,085,847
Interest-bearing deposits in other banks	8,239,661	2,027,054
Others	2,341,549	3,470,504
Total assets	161,985,670.0	158,351,456.0	155,083,000.0
Liabilities and shareholders' equity:
Long-term debt	8,953,496	8,482,434
Other liabilities	4,078,889	3,794,052
Shareholders' equity	3,673,487	2,966,215
Total	161,985,670	158,351,456
Parent Company
Assets:
Cash and due from banks	155	142	148	93
Interest-bearing deposits in other banks	16,336	14,991
Investments in subsidiaries and affiliated companies	4,959,426	4,142,271
Others	79,845	23,635
Total assets	5,055,762.0	4,181,039.0
Liabilities and shareholders' equity:
Short-term borrowings	1,121,575	960,000
Long-term debt	240,000	240,000
Other liabilities	20,700	14,824
Shareholders' equity	3,673,487	2,966,215
Total	¥ 5,055,762	¥ 4,181,039